SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
19. SUBSEQUENT EVENTS No material subsequent events have occurred since December 31, 2011 that required recognition or disclosure in these financial statements.